Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Income Before Provision for Income Taxes

(Loss) income before provision for income taxes is attributable to the following geographic locations for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024
Cayman Islands	$(237,780)	$403,760
PRC	480,596	644,983
United States	(1,229,177)	(960,466)
Total (loss) income before income taxes	$(986,361)	$88,277

Schedule of Components of the Income Tax Provision

The components of the income tax provision were as follows:

For the Six Months Ended June 30,
	2025	2024
Current tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	62,432	64,865
United States	-	-
	$62,432	$64,865
Deferred tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	-	-
United States	-	-
	-	-
Income tax provisions	$62,432	$64,865

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the six months ended June, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2025	2024
Income tax (benefit) expense computed based on PRC statutory rate	$(246,590)	$22,069
Favorable tax rate and tax exemption impact in PRC entities (a)	(57,717)	(96,381)
Effect of rate differential for non-PRC entities	108,612	(62,521)
Change in valuation allowance	258,127	201,698
Total income tax provisions	$62,432	$64,865

(a)	During the six months ended June, 2025 and 2024, Xinjiang United Family and all its branch offices were subject to 25% income tax rate. For the six months ended June 30, 2025, 14 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the six months ended June 30, 2024, 12 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the six months ended June 30, 2025 and 2024, the tax saving as the result of the favorable tax rates and tax exemption amounted to $57,717 and $96,381, respectively, and per share effect of the favorable tax rate and tax exemption was $0.16 and $0.62, respectively.

Schedule of Deferred Tax Assets, Net

The Company’s deferred tax assets, net was comprised of the following:

	June 30, 2025	December 31, 2024
Net operating loss	$3,639,998	$3,381,871
Total deferred tax assets	3,639,998	3,381,871
Valuation allowance	(3,639,998)	(3,381,871)
Total deferred tax assets, net	$-	$-

Schedule of Taxes Payable

Taxes payable consisted of the following:

	June 30, 2025	December 31, 2024
Income tax payable	$16,909	$7,899
Value added tax payable	27,477	2,440
Other taxes payable	129,904	38,373
Total taxes payable	$174,290	$48,712